Commitments	3 Months Ended	12 Months Ended
	Mar. 31, 2012	Dec. 31, 2011
Commitments

9.  Commitments

The Company leases an office facility in New York, NY under a three-year operating lease. The lease requires monthly payments of $13,333 and includes an annual escalation of 2.5%. The future minimum lease payments required under the office facility operating lease as of March 31, 2012, are as follows:

For the Years Ending December 31,

2012	$165,027
2013	126,072
$291,099

GP has issued a letter of credit totaling $40,000, which is held as collateral for performance under the operating lease. The letter of credit is secured by deposits at a financial institution, and has been recorded as restricted cash in the balance sheets at March 31, 2012 and December 31, 2011.

Rent expense recognized under operating leases was $41,000 and $36,707 for the three-months ended March 31, 2012 and 2011, respectively.

10. Commitments

The Company leases an office facility in New York, NY under a three-year operating lease. The lease requires monthly payments of $13,333 and includes an annual escalation of 2.5%. The future minimum lease payments required under the office facility operating lease as of December 31, 2011, are as follows:

For the Years Ending December 31,

2012	$165,027
2013	126,072
$291,099

GP has issued a letter of credit totaling $40,000, which is held as collateral for performance under the operating lease. The letter of credit is secured by deposits at a financial institution, and has been recorded as restricted cash in the balance sheets at December 31, 2011 and 2010.

Rent expense recognized under operating leases was $157,761 for the year ended December 31, 2011, $69,601 for the period January 1, 2010 to May 5, 2010, and $84,090 for the period May 6, 2010 to December 31, 2010.